Shareholder Report, Line Graph (Details) 192137_AAM Brentview Dividend Growth ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jul. 30, 2024	Oct. 31, 2025
AAM Brentview Dividend Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name			AAM Brentview Dividend Growth ETF NAV
Accumulated Value	$ 10,432	$ 10,000	$ 12,238
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 10,531	$ 10,000	$ 12,790